Commitments and Contingencies (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 05, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2024	Jan. 31, 2023
Commitments and Contingencies [Line Items]
Unpaid and waived	$ 345,900
Accounts payable							$ 313,850
Debt forgiveness		$ 345,900		345,900
Milestone payment
Liability related payment
Debt forgiveness			$ 345,900
Annual base salaries				1,020,000
Additional securities, aggregate of gross funds				10,000,000
Accrued royalties				$ 25,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Commenced period				2 years
Executive’s employment benefits				12 months
Health insurance coverage period				12 months
Maximum [Member]
Commitments and Contingencies [Line Items]
Commenced period				3 years
Executive’s employment benefits				24 months
Health insurance coverage period				18 months
License Agreement [Member]
Commitments and Contingencies [Line Items]
Liability for royalties				$ 25,000
Milestone payment								$ 11,700,000
Accrued royalties				$ 25,000